Cash - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Lease Liabilities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	RM 67,086
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing			69,000
Advance received from a related party
Payment of principal element of bank borrowing	(14,914)		(1,914)
Payment of interest element of bank borrowing	(4,056)		(796)
Repayment of shareholder’s loan
Proceeds from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(18,970)		66,290
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 21)	4,056		1,566
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Redemption of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Other expenses	857
Reclass to other payables			(770)
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities
Total other changes	4,913		796
Balance	53,029	$ 11,865	67,086
Balance (in Dollars)	53,029		67,086
Redeemable convertible preference shares [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	2,217,028		26,208
Changes from financing cash flows:
Payment of capital element of lease liabilities	(339,747)		(161,857)
Payment of interest element of lease liabilities	(253,389)		(124,157)
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan
Proceeds from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(593,136)		(286,014)
Other changes:
Increase in lease liabilities from entering into new leases during the year	616,029		2,352,677
Finance costs (note 21)	253,389		124,157
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Redemption of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Other expenses
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities
Total other changes	869,418		2,476,834
Balance	2,493,310	557,850	2,217,028
Balance (in Dollars)	2,493,310		2,217,028
Other payables [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	6,483,536		2,500,000
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan
Proceeds from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares	7,989,890		3,609,483
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	7,989,890		3,609,483
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 21)
Conversion of redeemable convertible preference shares	(4,389,989)
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares			704,900
Redemption of redeemable convertible preference shares			177,600
Equity component of redeemable convertible preference shares	(321,679)		(459,417)
Other expenses
Effect of foreign exchange rate	(171,388)		(49,030)
Change arising from investing activities
Change arising from operating activities
Total other changes	(4,883,056)		374,053
Balance	9,590,370	2,145,737	6,483,536
Balance (in Dollars)	9,590,370		6,483,536
Amounts due to related parties [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	1,213,527		181,655
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan
Proceeds from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares			918,274
Interest paid for redeemable convertible preference shares	(355,394)		(175,000)
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(355,394)		743,274
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 21)	1,384,065		360,407
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Redemption of redeemable convertible preference shares			(177,600)
Equity component of redeemable convertible preference shares
Other expenses
Reclass to other payables			770
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities	863,278		105,021
Total other changes	2,247,343		288,598
Balance	3,105,476	694,815	1,213,527
Balance (in Dollars)	3,105,476		1,213,527
Cash Flows from Financing Activities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	3,404,046		264,607
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties	(37,431)
Proceeds from bank borrowing
Advance received from a related party			1,042,409
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan	(70,925)
Proceeds from shareholder’s loan			1,363,000
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee			(137,912)
Total changes from financing cash flows	(108,356)		2,267,497
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 21)	27,260		17,081
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares			137,912
Loss of redeemable convertible preference shares
Redemption of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Other expenses
Reclass to other payables
Effect of foreign exchange rate
Change arising from investing activities			738,670
Change arising from operating activities	678,900		(21,721)
Total other changes	706,160		871,942
Balance	4,001,850	895,370	3,404,046
Balance (in Dollars)	4,001,850		3,404,046
Bank borrowings [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	13,385,223		2,972,470
Changes from financing cash flows:
Payment of capital element of lease liabilities	(339,747)		(161,857)
Payment of interest element of lease liabilities	(253,389)		(124,157)
Repayment to related parties	(37,431)
Proceeds from bank borrowing			69,000
Advance received from a related party			1,042,409
Payment of principal element of bank borrowing	(14,914)		(1,914)
Payment of interest element of bank borrowing	(4,056)		(796)
Repayment of shareholder’s loan	(70,925)
Proceeds from shareholder’s loan			1,363,000
Proceeds from the issue of redeemable convertible preference shares	7,989,890		3,609,483
Advances received for redeemable convertible preference shares			918,274
Interest paid for redeemable convertible preference shares	(355,394)		(175,000)
Payment of redeemable convertible preference shares commission fee			(137,912)
Total changes from financing cash flows	6,914,034		6,400,530
Other changes:
Increase in lease liabilities from entering into new leases during the year	616,029		2,352,677
Finance costs (note 21)	1,668,770		503,211
Conversion of redeemable convertible preference shares	(4,389,989)
Commission fee for redeemable convertible preference shares			137,912
Loss of redeemable convertible preference shares			704,900
Redemption of redeemable convertible preference shares
Equity component of redeemable convertible preference shares	(321,679)		(459,417)
Other expenses	857
Reclass to other payables
Effect of foreign exchange rate	(171,388)		(49,030)
Change arising from investing activities			738,670
Change arising from operating activities	1,542,178		83,300
Total other changes	(1,055,222)		4,012,223
Balance	19,244,035	$ 4,305,637	13,385,223
Balance (in Dollars)	RM 19,244,035		RM 13,385,223